MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities as at December 31, 2023 and 2022.

	Payments Due by Period
AS AT DEC. 31, 2023 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings[1]	$604	$1,631	$1,434	$8,491	$12,160
Non-recourse borrowings of managed entities	56,854	54,360	48,795	61,541	221,550
Subsidiary equity obligations	932	774	44	2,395	4,145
Interest expense[2]
Corporate borrowings	520	948	821	3,975	6,264
Non-recourse borrowings	13,461	20,000	13,970	22,156	69,587
Subsidiary equity obligations	169	253	174	933	1,529
Lease obligations[3]	1,131	2,044	1,638	12,180	16,993
1.Payments due in less than one year includes $31 million of short-term commercial paper as at December 31, 2023.
2.Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
3.The lease obligations as disclosed in the table above include leases that are classified as finance leases, short-term leases, low-value leases and variable lease payments not based on an index or rate, which are immaterial.

	Payments Due by Period
AS AT DEC. 31, 2022 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings[1]	$—	$1,608	$1,486	$8,296	$11,390
Non-recourse borrowings of managed entities	42,883	58,726	44,119	56,956	202,684
Subsidiary equity obligations	1,187	746	553	1,702	4,188
Interest expense[2]
Corporate borrowings	484	863	728	3,916	5,991
Non-recourse borrowings	10,597	16,016	11,432	18,320	56,365
Subsidiary equity obligations	152	273	182	563	1,170
Lease obligations[3]	1,186	1,855	1,540	13,192	17,773
1.As at December 31, 2022,